Equity and Debt Investments at Fair Value Through OCI and Other Short/Long-Term Investments	12 Months Ended
Dec. 31, 2024
Equity and debt investments at fair value through OCI and other short/long-term investments [Abstract]
Equity and debt investments at fair value through OCI and other short/long-term investments
Note 4. Equity and debt investments at fair value through OCI and other short/long-term investments

As of December 31, 2023 and 2024, equity investments at fair value through OCI and other short-term investments includes an equity investment in Verizon for Ps. 36,682,372 and Ps. 46,683,687, respectively. As of December 31, 2023, includes an equity investment in KPN for Ps. 33,549,372 and other short-term investments for Ps. 3,523,883.

The investments in KPN, Verizon and others, are carried at fair value with changes in fair value being recognized through other comprehensive income. As of December 31, 2023 and 2024, the Company has recognized in equity changes in fair value of Ps. (967,609) and Ps. 3,485,814 respectively, net of deferred taxes.

During the years ended December 31, 2022, 2023 and 2024, the Company has recognized an income related to the earn-out stipulated in the Verizon’s contract, of Ps. 4,271,250, Ps. 2,206,671 and Ps. 14,856, respectively, which are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income.

During the years ended December 31, 2022, 2023 and 2024, the Company recognized dividend income from KPN for an amount of Ps. 2,459,637, Ps. 1,867,184 and Ps. (116,677), respectively, also for Verizon for an amount of Ps. 3,696,356, Ps. 2,684,643 and Ps. 2,895,815, respectively, which are included within “Valuation of derivatives, interest cost from labor obligations, and other financial items, net” in the consolidated statements of comprehensive income.

As of December 31, 2023 and 2024 long-term debt instruments at fair value through OCI for Ps. 14,914,412 and Ps. 13,908,873, respectively.